Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 25,597	€ 40,287
Prepayments for compensation	3,658	5,595
Tax claims	€ 8,540	€ 24,840